Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies (Textual)
Description of leases	The amount of $101,660 as of December 31, 2017 represents leases of two offices, four units of staff quarters, and one warehouse. There is no contingent rent payable for all of the leases.
Description of leases period	The lease commenced on January 1, 2009 and will expire on April 22, 2052.